ACQUISTITIONS AND INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition	Tonogold and applied to the net assets acquired as follows:

Fair value of consideration transferred:
Tonogold note receivable	$6,650,000
Direct costs of acquisition	2,306
Less option payment received from Tonogold	(750,000)
Total fair value of consideration	5,902,306

Recognized amounts of identifiable assets acquired and liabilities assumed:
Mineral properties	6,844,474
Asset retirement obligation	(942,168)
Total identifiable net assets	$5,902,306

Schedule of Gain on Sale of Investment	The total consideration received by the Company from Tonogold under the Lucerne Purchase Agreement is summarized in the following table:

Fair Value
Cash	$7,065,000
Non-cash items, fair value on date received
CPS	7,607,263
Tono Note	6,141,497
Contingent forward asset, fair value on settlement date	(1,998,832)
Total consideration	18,814,928
Net carrying value of Comstock Lucerne	(539,082)
Net gain on sale	$18,275,846

Schedule of Non-current Investments
At December 31, 2021 and 2020, our non-current investments include:

	December 31, 2021		December 31, 2020
	Investment	Ownership %	Investment	Ownership %
Quantum Generative Materials LLC	$13,645,946	48.19%	$—	—%
LP Biosciences LLC	4,227,587	50.00%	—	—%
Green Li-ion	4,577,000	20.00%	—	—%
Mercury Clean Up, LLC	1,975,026	25.00%	2,010,113	15.00%
MCU Philippines, Inc.	499,269	50.00%	323,770	50.00%
Pelen Limited Liability Company	591,051	25.00%	603,714	25.00%
Total equity method investments	25,515,879		2,937,597
Sierra Springs Opportunity Fund, Inc., at cost	335,000		335,000
Total Investments	$25,850,879		$3,272,597
Summary financial information for affiliated companies (20% to 50%-owned) accounted for by the equity method is as follows:

	December 31, 2021 *	December 31, 2020
Current assets	$8,336,962	$1,193,362
Non-current assets	12,985,338	4,212,385
Current liabilities	3,173,869	354,009
Non-current liabilities	2,000,000	1,000,000

Revenues	352,263	562,500
Gross Profit	(74,048)	(111,064)

Net income (loss) and net income (loss) attributable to the entity	$(3,730,954)	$(580,346)
__________________
*Information presented as of and for the years ended September 30, 2021 and 2020. All equity method investments are accounted for on a one-quarter lag.
At March 31, 2022 and December 31, 2021, our non-current investments include:

	March 31, 2022		December 31, 2021
	Investment	Ownership %	Investment	Ownership %
LP Biosciences LLC	$—	—%	$4,227,587	48.19%
Quantum Generative Materials LLC	13,440,541	48.19%	13,645,946	48.19%
Green Li-ion	4,517,710	20.22%	4,577,000	20.22%
Mercury Clean Up, LLC	—	25.00%	1,975,026	25.00%
MCU Philippines, Inc.	—	50.00%	499,269	50.00%
Pelen Limited Liability Company	607,805	25.00%	591,051	25.00%
Total equity method investments	18,566,056		25,515,879
Sierra Springs Opportunity Fund, Inc., at cost	335,000		335,000
Total Investments	$18,901,056		$25,850,879
Summary financial information for affiliated companies (20% to 50%-owned) accounted for by the equity method is as follows:

	2022*	2021
Current assets	$8,897,693	$8,218,932
Non-current assets	13,873,703	11,585,338
Current liabilities	2,530,296	3,101,523
Non-current liabilities	2,000,000	2,000,000

	Three Months Ended	Three Months Ended
	March 31, 2022	March 31, 2021
Revenues	89,714	19,700
Gross Profit	76,892	19,700

Net income (loss) and net income (loss) attributable to the entity	$(901,502)	$(354,852)
_________________
*Information presented as of December 31, 2021 and September 30, 2021, and for the three months ended December 31, 2021 and 2020, respectively. All equity method investments are accounted for on a one-quarter lag.

Plain Sight Innovations LLC
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

Fair value of consideration transferred:
Comstock shares of common stock issued (8,500,000 at $1.76 per share)	$14,952,806
Loans to Plain Sight Innovations LLC prior to acquisition	1,423,328
Total fair value of consideration transferred	16,376,134

Recognized amounts of identifiable assets acquired
Cash and cash equivalents	$100,147
Intangible assets - Intellectual property
Developed technologies	6,579,400
License agreements	494,133
Deferred tax liability	(1,383,942)
Total identifiable assets	5,789,738

Goodwill	$10,586,396

Business Acquisition, Pro Forma Information

(Unaudited)
December 31, 2021
Revenue	$868,165
Net loss	$(25,777,145)

March 31, 2021
Revenue	$48,500
Net income (loss)	8,129,285

LINICO Corporation
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The LINICO purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Previously held equity interest	$8,140,725
Cash contributions	6,025,034
Common shares	7,258,162
Non-controlling interest - fair value	3,400,000
Total fair value of consideration and non-controlling interest	$24,823,921

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$94,689
Other current assets	222,568
Investment in Green Li-ion	4,577,000
Investment in equity securities (Comstock common stock)	3,870,000
Properties, plant and equipment, net	64,000
Deposits	3,897,526
Finance lease right of use asset	15,033,000
Intangible assets	—
Developed technologies	11,803,000
Lease intangible	3,622,488
Trademarks	6,000
Accounts payable	(975,357)
Accrued expenses and other liabilities	(97,268)
Finance lease liability	(13,043,499)
Deferred tax liability	(4,250,226)
Total identifiable net assets	$24,823,921

MANA Corporation
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The MANA purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Comstock shares of common stock issued (4,200,000 at $1.55 per share)	$6,528,453
Total fair value of consideration transferred	6,528,453

Recognized amounts of identifiable assets acquired and liabilities assumed:

Intangible assets - Customer agreements (Note 9)	$461,528
Deferred tax liability	(96,921)
Total identifiable net assets	364,607

Goodwill	$6,163,846

Business Acquisition, Pro Forma Information

(Unaudited)
December 31, 2021
Revenue	$862,165
Net loss	$(24,756,693)

March 31, 2021
Revenue	$48,500
Net loss	$8,111,310

Renewable Process Solutions, Inc.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Comstock shares of common stock issued (1,000,000 at $2.30 per share)	$2,304,806
Total fair value of consideration transferred	2,304,806

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	24,385
Notes receivable, net	38,459
Prepaid expenses and other current assets	4,072
Intangible assets
License agreements	16,619
Customer agreements	122,885
Distribution agreements	19,733
Accounts payable	(33,882)
Deferred tax liability	(33,440)
Accrued expenses and other liabilities	(56,300)
Total identifiable net assets	102,531

Goodwill	$2,202,275

Business Acquisition, Pro Forma Information

	Unaudited	Unaudited
	December 31, 2021	December 31, 2020
Revenue	$983,380	$226,630
Net income (loss)	$(24,720,177)	$14,445,248

March 31, 2021
Revenue	$48,500
Net income (loss)	$8,076,141